Cover	Jul. 19, 2022
Cover [Abstract]
Entity Registrant Name	TEGO CYBER INC.
Entity Central Index Key	0001815632
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 19, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-2678167
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-563770
Entity Address Address Line 1	8565 South Eastern Avenue
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89123
City Area Code	855
Local Phone Number	939-0100